CASH FLOW INFORMATION	12 Months Ended
Jul. 31, 2023
Supplemental Cash Flow Elements [Abstract]
CASH FLOW INFORMATION

7. CASH FLOW INFORMATION:

For purposes of reporting cash flows, the Company considers cash equivalents to consist of short-term highly liquid investments with maturities of three months or less, which are readily convertible into cash. The following is a reconciliation of the Company’s cash and cash equivalents and restricted cash to the total presented on the consolidated statements of cash flows:

	July 31
	2023	2022
Cash and cash equivalents	$1,215,921	$1,020,585
Restricted cash, tenant security deposits	898,791	950,430
Restricted cash, escrow	71,763	71,742
Restricted cash, other	31,260	27,140
	$2,217,735	$2,069,897

Amounts in restricted cash primarily consist of cash held in bank accounts for tenant security deposits, amounts set aside in accordance with certain loan agreements, and security deposits with landlords and utility companies.

Supplemental disclosure:

	July 31,
	2023	2022
Cash Flow Information
Interest paid, net of capitalized interest of $47,472 (2023), and $76,642 (2022)	$234,596	$256,431
Income tax (refunded)	—	—

Non-cash information
Recognition of operating lease right-of-use assets	$1,201,952	$94,412
Recognition of operating lease liabilities	1,201,952	94,412